Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ (39,908,233)	$ (17,918,395)	$ 5,039,416
Other comprehensive income, net of tax
Unrealized losses on available-for-sale securities			(65,935)
Gains on disposition of available-for-sale securities			(546,642)
Foreign currency translation adjustments	4,578,301	400,568	8,338,882
Comprehensive income (loss)	(35,329,932)	(17,517,827)	12,765,721
Comprehensive income (loss) attributable to non-controlling interest	1,737	8,400	(198,288)
Comprehensive income (loss) attributable to Acorn International, Inc.	$ (35,331,669)	$ (17,526,227)	$ 12,964,009